Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 21,905,812	$ 16,917,728
Federal funds sold	20,187,000	18,321,000
Investment securities available for sale	67,610,693	63,049,646
Loans, less allowance for loan losses of $6,578,087 and $6,864,497, respectively	291,254,029	292,490,507
Loans held for sale	485,926	3,715,671
Premises and equipment, net	7,085,783	7,368,904
Other investments, at cost	4,404,811	4,608,899
Accrued interest receivable	1,244,473	1,204,984
Other assets	11,807,370	12,637,998
TOTAL ASSETS	425,985,897	420,315,337
Liabilities
Noninterest-bearing	47,469,622	37,965,690
Interest-bearing	280,323,469	282,533,731
Total deposits	327,793,091	320,499,421
Short-term borrowings	11,558,861	13,888,046
Accrued interest payable	334,178	404,467
Other liabilities	1,794,808	1,897,580
Long-term debt	28,481,999	29,699,999
Total liabilities	369,962,937	366,389,513
Stockholders' Equity
Common stock, no par value, authorized 640,000 shares; issued 118,917 shares net of 2,613 shares of treasury stock	16,048,110	16,048,110
Paid-in capital	469,986	469,986
Retained earnings	39,918,706	38,031,717
Accumulated other comprehensive loss	(413,842)	(623,989)
Total stockholders' equity	56,022,960	53,925,824
STOCKHOLDERS' EQUITY	$ 425,985,897	$ 420,315,337